                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5448
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                         TOTAL RETURN VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                QUARTERLY PORTFOLIO HOLDINGS o MARCH 31, 2007


                Total Return Variable Account


                                                                       Issued by
                                    Sun Life Assurance Company of Canada (U.S.),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

Total Return Variable Account

ISSUER                                                                                        SHARES/PAR            VALUE ($)
COMMON STOCKS - 60.0%
AEROSPACE - 2.0%
Lockheed Martin Corp.                                                                             19,050          $  1,848,231
Northrop Grumman Corp.                                                                            10,250               760,755
United Technologies Corp.                                                                         15,050               978,250
                                                                                                                  ------------
                                                                                                                  $  3,587,236
                                                                                                                  ------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC                                                                                        32,246          $    653,222
Molson Coors Brewing Co.                                                                           3,770               356,717
                                                                                                                  ------------
                                                                                                                  $  1,009,939
                                                                                                                  ------------
APPAREL MANUFACTURERS - 0.5%
Hanesbrands, Inc. (a)                                                                              1,122          $     32,976
NIKE, Inc., "B"                                                                                    7,730               821,390
                                                                                                                  ------------
                                                                                                                  $    854,366
                                                                                                                  ------------
AUTOMOTIVE - 0.4%
Autoliv, Inc.                                                                                      2,820          $    161,050
Johnson Controls, Inc.                                                                             6,040               571,505
                                                                                                                  ------------
                                                                                                                  $    732,555
                                                                                                                  ------------
BIOTECHNOLOGY - 1.0%
Amgen, Inc. (a)                                                                                   31,810          $  1,777,543
                                                                                                                  ------------
BROADCASTING - 1.4%
CBS Corp., "B"                                                                                    20,824          $    637,006
E.W. Scripps Co., "A"                                                                              8,890               397,205
Viacom, Inc., "B" (a)                                                                             22,175               911,614
Walt Disney Co.                                                                                    5,120               176,282
WPP Group PLC                                                                                     23,580               357,267
                                                                                                                  ------------
                                                                                                                  $  2,479,374
                                                                                                                  ------------
BROKERAGE & ASSET MANAGERS - 2.7%
Bear Stearns Cos., Inc.                                                                            1,500          $    225,525
Franklin Resources, Inc.                                                                           4,540               548,568
Goldman Sachs Group, Inc.                                                                          4,450               919,503
Julius Baer Holding Ltd.                                                                             900               122,795
KKR Private Equity Investments LP, IEU (z)                                                         6,600               160,050
Lehman Brothers Holdings, Inc.                                                                     9,500               665,665
Mellon Financial Corp.                                                                            19,500               841,230
Merrill Lynch & Co., Inc.                                                                          7,810               637,843
Morgan Stanley                                                                                     6,160               485,162
Nomura Holdings, Inc.                                                                             11,300               234,367
                                                                                                                  ------------
                                                                                                                  $  4,840,708
                                                                                                                  ------------
BUSINESS SERVICES - 0.3%
Accenture Ltd., "A"                                                                               10,000          $    385,400
First Data Corp.                                                                                   8,400               225,960
                                                                                                                  ------------
                                                                                                                  $    611,360
                                                                                                                  ------------
CABLE TV - 0.1%
Time Warner Cable, Inc. (a)                                                                        6,200          $    232,314
                                                                                                                  ------------
CHEMICALS - 1.0%
3M Co.                                                                                             3,370          $    257,569
Dow Chemical Co.                                                                                   4,830               221,504
Nalco Holding Co.                                                                                  6,700               160,130
PPG Industries, Inc.                                                                              10,620               746,692
Syngenta AG                                                                                        2,170               415,179
                                                                                                                  ------------
                                                                                                                  $  1,801,074
                                                                                                                  ------------
COMPUTER SOFTWARE - 1.9%
Compuware Corp. (a)                                                                              163,870          $  1,555,126
Oracle Corp. (a)                                                                                  85,950             1,558,273
Symantec Corp. (a)                                                                                19,020               329,046
                                                                                                                  ------------
                                                                                                                  $  3,442,445
                                                                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Hewlett-Packard Co.                                                                               17,220          $    691,211
                                                                                                                  ------------
CONSTRUCTION - 1.4%
D.R. Horton, Inc.                                                                                  8,080          $    177,760
Masco Corp.                                                                                       68,780             1,884,572
Sherwin-Williams Co.                                                                               2,740               180,950
Toll Brothers, Inc. (a)                                                                            7,820               214,112
                                                                                                                  ------------
                                                                                                                  $  2,457,394
                                                                                                                  ------------
CONSUMER GOODS & SERVICES - 0.2%
Estee Lauder Cos., Inc., "A"                                                                       6,180          $    301,893
                                                                                                                  ------------
CONTAINERS - 1.2%
Owens-Illinois, Inc. (a)                                                                          80,660          $  2,078,608
Smurfit-Stone Container Corp. (a)                                                                  5,830                65,646
                                                                                                                  ------------
                                                                                                                  $  2,144,254
                                                                                                                  ------------
ELECTRICAL EQUIPMENT - 2.4%
Black & Decker Corp.                                                                               1,900          $    155,078
Cooper Industries Ltd., "A"                                                                        1,040                46,790
General Electric Co.                                                                              32,970             1,165,819
Rockwell Automation, Inc.                                                                          8,870               531,047
Tyco International Ltd.                                                                           60,320             1,903,096
W.W. Grainger, Inc.                                                                                6,730               519,825
                                                                                                                  ------------
                                                                                                                  $  4,321,655
                                                                                                                  ------------
ELECTRONICS - 0.4%
Applied Materials, Inc.                                                                            3,620          $     66,318
Intel Corp.                                                                                       34,050               651,376
                                                                                                                  ------------
                                                                                                                  $    717,694
                                                                                                                  ------------
ENERGY - INDEPENDENT - 2.6%
Anadarko Petroleum Corp.                                                                          14,700          $    631,806
Apache Corp.                                                                                      16,950             1,198,365
Devon Energy Corp.                                                                                29,300             2,028,146
EOG Resources, Inc.                                                                                3,190               227,575
Sunoco, Inc.                                                                                       3,390               238,792
Talisman Energy, Inc.                                                                             10,520               184,731
Ultra Petroleum Corp. (a)                                                                          3,300               175,329
                                                                                                                  ------------
                                                                                                                  $  4,684,744
                                                                                                                  ------------
ENERGY - INTEGRATED - 3.5%
Chevron Corp.                                                                                      8,625          $    637,905
ConocoPhillips                                                                                     9,790               669,146
Exxon Mobil Corp.                                                                                 30,652             2,312,693
Hess Corp.                                                                                        22,790             1,264,161
Royal Dutch Shell PLC, ADR                                                                         2,470               163,761
TOTAL S.A., ADR                                                                                   18,200             1,269,996
                                                                                                                  ------------
                                                                                                                  $  6,317,662
                                                                                                                  ------------
FOOD & BEVERAGES - 1.5%
Kellogg Co.                                                                                       13,070          $    672,190
Kraft Foods, Inc. (w)                                                                             14,784               468,801
Nestle S.A                                                                                         1,705               663,999
PepsiCo, Inc.                                                                                      8,160               518,650
Tyson Foods, Inc., "A"                                                                            14,160               274,846
                                                                                                                  ------------
                                                                                                                  $  2,598,486
                                                                                                                  ------------
FOOD & DRUG STORES - 0.7%
CVS Corp.                                                                                         22,874          $    780,918
Sally Beauty Holdings, Inc. (a)                                                                   48,970               450,034
                                                                                                                  ------------
                                                                                                                  $  1,230,952
                                                                                                                  ------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc.                                                                                     28,850          $    687,207
International Paper Co.                                                                            3,360               122,304
MeadWestvaco Corp.                                                                                 7,690               237,160
                                                                                                                  ------------
                                                                                                                  $  1,046,671
                                                                                                                  ------------
GAMING & LODGING - 0.1%
Royal Caribbean Cruises Ltd.                                                                       2,500          $    105,400
                                                                                                                  ------------
GENERAL MERCHANDISE - 0.9%
Federated Department Stores, Inc.                                                                 31,760          $  1,430,788
Wal-Mart Stores, Inc.                                                                              3,380               158,691
                                                                                                                  ------------
                                                                                                                  $  1,589,479
                                                                                                                  ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                           6,910          $    366,023
WellPoint, Inc. (a)                                                                                9,490               769,639
                                                                                                                  ------------
                                                                                                                  $  1,135,662
                                                                                                                  ------------
INSURANCE - 5.4%
Aflac, Inc.                                                                                        9,880          $    464,953
Allstate Corp.                                                                                    34,050             2,045,043
Chubb Corp.                                                                                        3,970               205,130
Conseco, Inc. (a)                                                                                 70,400             1,217,920
Genworth Financial, Inc., "A"                                                                     73,210             2,557,957
Hartford Financial Services Group, Inc.                                                            9,050               864,999
MetLife, Inc.                                                                                     16,720             1,055,868
Travelers Cos., Inc.                                                                              23,080             1,194,852
                                                                                                                  ------------
                                                                                                                  $  9,606,722
                                                                                                                  ------------
LEISURE & TOYS - 0.0%
Hasbro, Inc.                                                                                         760          $     21,751
                                                                                                                  ------------
MACHINERY & TOOLS - 0.6%
Deere & Co.                                                                                        8,500          $    923,440
Eaton Corp.                                                                                          870                72,697
                                                                                                                  ------------
                                                                                                                  $    996,137
                                                                                                                  ------------
MAJOR BANKS - 5.8%
Bank of America Corp.                                                                             58,708          $  2,995,282
Bank of New York Co., Inc.                                                                        61,390             2,489,364
JPMorgan Chase & Co.                                                                              48,402             2,341,689
PNC Financial Services Group, Inc.                                                                16,070             1,156,558
State Street Corp.                                                                                 2,730               176,767
SunTrust Banks, Inc.                                                                              13,510             1,121,870
                                                                                                                  ------------
                                                                                                                  $ 10,281,530
                                                                                                                  ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Tenet Healthcare Corp. (a)                                                                        51,540          $    331,402
                                                                                                                  ------------
MEDICAL EQUIPMENT - 1.6%
Boston Scientific Corp. (a)                                                                       58,510          $    850,735
Cooper Cos., Inc.                                                                                  9,200               447,304
DENTSPLY International, Inc.                                                                       4,480               146,720
Pall Corp.                                                                                        35,320             1,342,160
                                                                                                                  ------------
                                                                                                                  $  2,786,919
                                                                                                                  ------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                   7,570          $    168,766
                                                                                                                  ------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                               40,040          $  1,139,538
                                                                                                                  ------------
NETWORK & TELECOM - 0.5%
Cisco Systems, Inc. (a)                                                                           12,240          $    312,487
Nortel Networks Corp. (a)                                                                         24,727               594,684
                                                                                                                  ------------
                                                                                                                  $    907,171
                                                                                                                  ------------
OIL SERVICES - 1.0%
GlobalSantaFe Corp.                                                                               13,900          $    857,352
Noble Corp.                                                                                       11,125               875,315
                                                                                                                  ------------
                                                                                                                  $  1,732,667
                                                                                                                  ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.8%
American Express Co.                                                                              11,750          $    662,700
Capital One Financial Corp.                                                                        2,540               191,668
Citigroup, Inc.                                                                                   48,066             2,467,708
Countrywide Financial Corp.                                                                       13,440               452,122
Fannie Mae                                                                                        18,460             1,007,547
Freddie Mac                                                                                        2,980               177,280
HSBC Holdings PLC                                                                                 11,600               203,031
New York Community Bancorp, Inc.                                                                  41,790               735,086
UBS AG                                                                                             9,917               589,210
UBS AG                                                                                             6,120               363,712
                                                                                                                  ------------
                                                                                                                  $  6,850,064
                                                                                                                  ------------
PHARMACEUTICALS - 3.2%
Abbott Laboratories                                                                                2,630          $    146,754
Eli Lilly & Co.                                                                                   13,850               743,883
Johnson & Johnson                                                                                 25,360             1,528,194
Merck & Co., Inc.                                                                                  8,400               371,028
Warner Chilcott Ltd., "A" (a)                                                                     23,410               346,702
Wyeth                                                                                             50,020             2,502,501
                                                                                                                  ------------
                                                                                                                  $  5,639,062
                                                                                                                  ------------
PRINTING & PUBLISHING - 0.9%
New York Times Co., "A"                                                                           69,000          $  1,622,190
                                                                                                                  ------------
RAILROAD & SHIPPING - 0.5%
Burlington Northern Santa Fe Corp.                                                                 6,840          $    550,141
Norfolk Southern Corp.                                                                             6,620               334,972
                                                                                                                  ------------
                                                                                                                  $    885,113
                                                                                                                  ------------
SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc.                                                                     7,630          $    564,315
Praxair, Inc.                                                                                      4,110               258,766
                                                                                                                  ------------
                                                                                                                  $    823,081
                                                                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp.                                                                               21,720          $    411,811
Vodafone Group PLC, ADR                                                                           11,219               301,342
                                                                                                                  ------------
                                                                                                                  $    713,153
                                                                                                                  ------------
TELEPHONE SERVICES - 2.3%
AT&T, Inc.                                                                                        19,524          $    769,831
Embarq Corp.                                                                                       8,400               473,340
Qwest Communications International, Inc. (a)                                                      44,160               396,998
TELUS Corp.                                                                                        3,990               203,826
TELUS Corp. (non-voting shares)                                                                    1,250                62,467
Verizon Communications, Inc.                                                                      58,970             2,236,142
                                                                                                                  ------------
                                                                                                                  $  4,142,604
                                                                                                                  ------------
TOBACCO - 1.4%
Altria Group, Inc. (w)                                                                            36,770          $  2,422,775
                                                                                                                  ------------
UTILITIES - ELECTRIC POWER - 2.8%
Dominion Resources, Inc.                                                                          10,540          $    935,636
DPL, Inc.                                                                                         11,880               369,349
Edison International                                                                               4,150               203,889
Entergy Corp.                                                                                      2,460               258,103
FPL Group, Inc.                                                                                   29,090             1,779,435
NRG Energy, Inc. (a)                                                                               6,040               435,122
PPL Corp.                                                                                          2,390                97,751
Public Service Enterprise Group, Inc.                                                              9,690               804,658
TXU Corp.                                                                                          2,820               180,762
                                                                                                                  ------------
                                                                                                                  $  5,064,705
                                                                                                                  ------------
  TOTAL COMMON STOCKS                                                                                             $106,847,421
                                                                                                                  ------------
BONDS - 38.3%
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                  $   45,000          $     62,741
                                                                                                                  ------------
ASSET BACKED & SECURITIZED - 4.8%
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.1815%, 2047                           $  100,000          $     99,549
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.1815%, 2047                              102,153               101,375
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2017                                     161,384               162,007
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                     200,000               194,149
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                            250,000               249,999
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                              82,288                81,361
Blackrock Capital Finance LP, 7.75%, 2026 (n)                                                     39,295                38,902
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                          52,172                53,143
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                219,581               219,907
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                  200,000               203,216
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049                        59,453                58,485
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049                        90,000                87,880
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2044                            200,000               200,736
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                          50,987                50,671
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                          90,000                90,219
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                            128,277               128,936
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                         220,000               218,331
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                               135,744               135,858
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                           77,666                78,033
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                       32,607                33,334
GE Commercial Mortgage Corp., FRN, 5.3375%, 2044                                                 130,000               130,164
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                                115,000               115,551
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                         107,385               105,314
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                     60,728                60,926
Greenwich Capital Commercial Funding Corp., FRN, 5.9137%, 2038                                   100,000               104,189
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                 152,000               146,074
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                                210,000               212,527
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                             106,496               106,679
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                170,000               168,536
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041                           39,903                39,876
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2945%, 2043                          200,000               200,098
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                           210,000               211,517
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                           200,000               206,791
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.8756%, 2045                          210,000               218,752
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                           197,476               193,810
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                    56,518                56,515
LB-UBS Commercial Mortgage Trust, 5.455%, 2040                                                   279,000               279,516
Merrill Lynch Mortgage Trust, FRN, 5.66%, 2039                                                   197,000               201,762
Merrill Lynch Mortgage Trust, FRN, 5.2646%, 2044                                                  88,000                87,779
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                           220,000               216,316
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                      48,533                48,045
Morgan Stanley Capital I, Inc., FRN, 0.2005%, 2030 (i)(n)                                      7,021,651                82,492
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                42,737                43,275
Residential Asset Mortgage Products, Inc., 4.109%, 2029                                          112,691               111,471
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                     92,000                90,319
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                  129,000               128,385
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                       185,393               176,717
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              282,556               279,790
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                            240,000               233,798
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                                            220,000               218,797
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                        50,000                48,513
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       185,000               181,832
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                       200,000               197,182
Wachovia Bank Commercial Mortgage Trust, FRN, 6.021%, 2043                                       150,000               146,851
Wachovia Bank Commercial Mortgage Trust, FRN, 5.201%, 2044                                       130,000               129,213
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                      149,000               148,794
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                       189,000               189,647
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                                   140,000               146,140
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                       150,000               153,935
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                       200,000               202,530
                                                                                                                  ------------
                                                                                                                  $  8,506,509
                                                                                                                  ------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                            $  136,000          $    134,683
                                                                                                                  ------------
BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011                                                                       $  137,000          $    143,210
News America Holdings, 8.5%, 2025                                                                 99,000               118,981
News America, Inc., 6.2%, 2034                                                                    42,000                40,738
                                                                                                                  ------------
                                                                                                                  $    302,929
                                                                                                                  ------------
BROKERAGE & ASSET MANAGERS - 0.6%
Goldman Sachs Group, Inc., 5.625%, 2017                                                       $  176,000          $    174,328
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      334,000               335,833
Merrill Lynch & Co., Inc., 6.05%, 2016                                                           200,000               205,176
Merrill Lynch & Co., Inc., 6.11%, 2037                                                           130,000               126,030
Morgan Stanley Group, Inc., 6.75%, 2011                                                          156,000               164,997
Morgan Stanley Group, Inc., 5.75%, 2016                                                          100,000               100,581
                                                                                                                  ------------
                                                                                                                  $  1,106,945
                                                                                                                  ------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012                                                                $  208,000          $    221,085
                                                                                                                  ------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                               $  135,000          $    135,934
                                                                                                                  ------------
CABLE TV - 0.2%
Cox Communications, Inc., 4.625%, 2013                                                        $  159,000          $    152,121
Time Warner Entertainment Co. LP, 8.375%, 2033                                                   110,000               133,703
                                                                                                                  ------------
                                                                                                                  $    285,824
                                                                                                                  ------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                  $  211,000          $    226,607
                                                                                                                  ------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011                                                            $  158,000          $    156,593
Western Union Co., 5.4%, 2011                                                                    210,000               210,326
                                                                                                                  ------------
                                                                                                                  $    366,919
                                                                                                                  ------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                    $  103,000          $    100,876
Raytheon Co., 6.15%, 2008                                                                        114,000               115,925
                                                                                                                  ------------
                                                                                                                  $    216,801
                                                                                                                  ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust, 8.625%, 2022                                              $   39,000          $     48,555
                                                                                                                  ------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                                                 $  112,000          $    107,928
United Mexican States, 6.375%, 2013                                                              111,000               117,049
United Mexican States, 6.625%, 2015                                                               10,000                10,800
United Mexican States, 5.625%, 2017                                                              100,000               100,800
                                                                                                                  ------------
                                                                                                                  $    336,577
                                                                                                                  ------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                                         $   80,000          $     80,168
Nexen, Inc., 5.875%, 2035                                                                        100,000                93,807
Ocean Energy, Inc., 7.25%, 2011                                                                  165,000               177,030
XTO Energy, Inc., 5.65%, 2016                                                                    190,000               189,338
                                                                                                                  ------------
                                                                                                                  $    540,343
                                                                                                                  ------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016                                                                 $  137,000          $    139,965
                                                                                                                  ------------
FINANCIAL INSTITUTIONS - 0.7%
American Express Co., 5.5%, 2016                                                              $  200,000          $    201,936
Capital One Financial Co., 6.15%, 2016                                                           130,000               131,858
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                        10,000                 9,639
Countrywide Financial Corp., 6.25%, 2016                                                         171,000               172,372
General Electric Capital Corp., 8.75%, 2007                                                      130,000               130,549
HSBC Finance Corp., 5.25%, 2011                                                                  145,000               144,948
ORIX Corp., 5.48%, 2011                                                                          210,000               210,845
Residential Capital LLC, 6.875%, 2015                                                            170,000               171,516
                                                                                                                  ------------
                                                                                                                  $  1,173,663
                                                                                                                  ------------
FOOD & BEVERAGES - 0.3%
Diageo Finance B.V., 5.5%, 2013                                                               $  190,000          $    191,244
Miller Brewing Co., 5.5%, 2013 (n)                                                               276,000               275,793
                                                                                                                  ------------
                                                                                                                  $    467,037
                                                                                                                  ------------
FOOD & DRUG STORES - 0.1%
CVS Corp., 5.75%, 2011                                                                        $   70,000          $     71,290
CVS Corp., 6.125%, 2016                                                                          110,000               113,750
                                                                                                                  ------------
                                                                                                                  $    185,040
                                                                                                                  ------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                                $   69,000          $     68,006
                                                                                                                  ------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016                                                      $  164,000          $    168,255
Wyndham Worldwide Corp., 6%, 2016 (n)                                                            100,000                99,991
                                                                                                                  ------------
                                                                                                                  $    268,246
                                                                                                                  ------------
INSURANCE - 0.5%
American International Group, Inc., 5.05%, 2015                                               $  150,000          $    146,758
American International Group, Inc., 6.25%, 2037                                                  100,000                97,332
Chubb Corp., 6.375% to 2017, FRN to 2067                                                         200,000               199,490
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      223,000               221,857
MetLife, Inc., 6.5%, 2032                                                                         48,000                51,373
MetLife, Inc., 6.4%, 2036                                                                        120,000               117,167
                                                                                                                  ------------
                                                                                                                  $    833,977
                                                                                                                  ------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
Allstate Corp., 6.125%, 2032                                                                  $  185,000          $    187,956
Fund American Cos., Inc., 5.875%, 2013                                                           117,000               117,034
                                                                                                                  ------------
                                                                                                                  $    304,990
                                                                                                                  ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.3%
Hydro-Quebec, 6.3%, 2011                                                                      $  262,000          $    274,883
Province of Ontario, 5%, 2011                                                                    200,000               201,051
                                                                                                                  ------------
                                                                                                                  $    475,934
                                                                                                                  ------------
MAJOR BANKS - 1.4%
Bank of America Corp., 5.3%, 2017                                                             $  250,000          $    245,882
Bank of America Corp., 5.49%, 2019 (n)                                                           100,000                99,015
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                       170,000               184,072
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                         100,000               101,869
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         200,000               204,292
Pnc Funding Corp., 5.625%, 2017                                                                   90,000                90,646
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                           361,000               365,062
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                              208,000               233,350
Wachovia Corp., 5.25%, 2014                                                                      343,000               339,001
Wells Fargo National Bank, 4.75%, 2015                                                           315,000               302,214
Wells Fargo National Bank, 5.75%, 2016                                                           250,000               256,596
                                                                                                                  ------------
                                                                                                                  $  2,421,999
                                                                                                                  ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                        $  136,000          $    140,349
Cardinal Health, Inc., 5.85%, 2017                                                               107,000               106,821
HCA, Inc., 8.75%, 2010                                                                            40,000                41,950
Hospira, Inc., 5.55%, 2012                                                                        50,000                50,020
Hospira, Inc., 6.05%, 2017                                                                       174,000               173,863
McKesson Corp., 5.7%, 2017                                                                       100,000                99,696
                                                                                                                  ------------
                                                                                                                  $    612,699
                                                                                                                  ------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017                                                               $  150,000          $    152,844
                                                                                                                  ------------
MORTGAGE BACKED - 14.4%
Fannie Mae, 4.01%, 2013                                                                       $   18,939          $     17,955
Fannie Mae, 4.518%, 2014                                                                         172,797               167,886
Fannie Mae, 4.63%, 2014                                                                           46,879                45,652
Fannie Mae, 4.839%, 2014                                                                          69,404                68,584
Fannie Mae, 4.56%, 2015                                                                           38,913                37,666
Fannie Mae, 4.78%, 2015                                                                           39,101                38,304
Fannie Mae, 4.925%, 2015                                                                         264,042               261,867
Fannie Mae, 5.09%, 2016                                                                           40,000                39,769
Fannie Mae, 5.5%, 2016 - 2036                                                                  8,676,152             8,615,628
Fannie Mae, 4.996%, 2017                                                                          96,166                95,839
Fannie Mae, 5.05%, 2017                                                                           39,000                38,622
Fannie Mae, 6%, 2017 - 2037                                                                    3,482,949             3,524,830
Fannie Mae, 4.5%, 2018 - 2035                                                                  1,014,918               976,100
Fannie Mae, 5%, 2018 - 2035                                                                    2,901,880             2,834,754
Fannie Mae, 6.5%, 2031 - 2036                                                                    843,897               867,007
Fannie Mae, 7.5%, 2031                                                                            29,162                30,502
Freddie Mac, 6%, 2016 - 2037                                                                   1,559,925             1,580,875
Freddie Mac, 5%, 2017 - 2035                                                                   2,240,765             2,177,409
Freddie Mac, 4.5%, 2018 - 2035                                                                   828,113               799,196
Freddie Mac, 5.5%, 2020 - 2035                                                                 1,674,740             1,664,168
Freddie Mac, 6.5%, 2034                                                                          212,087               217,292
Ginnie Mae, 4.5%, 2033 - 2034                                                                    151,357               143,119
Ginnie Mae, 5%, 2033 - 2034                                                                      164,838               160,437
Ginnie Mae, 5.5%, 2033 - 2035                                                                    735,756               732,610
Ginnie Mae, 6%, 2033 - 2034                                                                      421,222               427,465
Ginnie Mae, 6.5%, 2035 - 2036                                                                     88,221                90,389
                                                                                                                  ------------
                                                                                                                  $ 25,653,925
                                                                                                                  ------------
NATURAL GAS - PIPELINE - 0.3%
CenterPoint Energy Resources Corp., 7.875%, 2013                                              $  112,000          $    124,818
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                    165,000               173,360
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                    46,000                44,488
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                     71,000                80,255
Spectra Energy Capital LLC, 8%, 2019                                                              53,000                60,560
                                                                                                                  ------------
                                                                                                                  $    483,481
                                                                                                                  ------------
NETWORK & TELECOM - 0.5%
AT&T, Inc., 6.15%, 2034                                                                       $  139,000          $    136,804
BellSouth Corp., 6.55%, 2034                                                                     146,000               150,106
Deutsche Telekom B.V., 5.75%, 2016                                                               176,000               175,996
Telecom Italia Capital, 5.25%, 2013                                                               60,000                58,173
Telefonica Emisiones S.A.U., 7.045%, 2036                                                        110,000               117,468
Telefonica Europe B.V., 7.75%, 2010                                                               50,000                53,878
Verizon New York, Inc., 6.875%, 2012                                                             286,000               301,828
                                                                                                                  ------------
                                                                                                                  $    994,253
                                                                                                                  ------------
OIL SERVICES - 0.0%
Halliburton Co., 5.5%, 2010                                                                   $   38,000          $     38,410
                                                                                                                  ------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                             $  111,000          $    118,203
                                                                                                                  ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.9%
Citigroup, Inc., 5%, 2014                                                                     $  250,000          $    244,065
Credit Suisse (USA), Inc., 4.125%, 2010                                                          171,000               167,149
Credit Suisse (USA), Inc., 4.875%, 2010                                                          121,000               120,427
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                190,000               193,324
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                  100,000                98,109
UBS AG, 5.875%, 2016                                                                             140,000               145,785
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       190,000               196,153
UFJ Finance Aruba AEC, 6.75%, 2013                                                               145,000               156,192
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                                      220,000               225,364
                                                                                                                  ------------
                                                                                                                  $  1,546,568
                                                                                                                  ------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016                                                                   $  160,000          $    163,376
                                                                                                                  ------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                                                          $  134,000          $    142,553
                                                                                                                  ------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                                        $   35,000          $     36,558
CSX Corp., 7.9%, 2017                                                                            120,000               135,782
Union Pacific Corp., 6.125%, 2012                                                                 50,000                51,470
                                                                                                                  ------------
                                                                                                                  $    223,810
                                                                                                                  ------------
REAL ESTATE - 0.6%
Boston Properties, Inc., REIT, 5%, 2015                                                       $   42,000          $     40,854
HRPT Properties Trust, REIT, 6.25%, 2016                                                         180,000               187,036
Kimco Realty Corp., REIT, 5.783%, 2016                                                           100,000               101,638
ProLogis, REIT, 5.75%, 2016                                                                      179,000               182,008
Simon Property Group LP, REIT, 5.1%, 2015                                                        193,000               188,193
Vornado Realty Trust, REIT, 5.625%, 2007                                                         383,000               382,844
                                                                                                                  ------------
                                                                                                                  $  1,082,573
                                                                                                                  ------------
RETAILERS - 0.3%
Federated Retail Holdings, Inc., 5.35%, 2012                                                  $   40,000          $     39,895
Home Depot, Inc., 5.4%, 2016                                                                     122,000               119,132
Limited Brands, Inc., 5.25%, 2014                                                                165,000               157,550
Wal-Mart Stores, Inc., 5.25%, 2035                                                               194,000               176,219
                                                                                                                  ------------
                                                                                                                  $    492,796
                                                                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011                                                             $   35,000          $     36,873
                                                                                                                  ------------
U.S. GOVERNMENT AGENCIES - 1.8%
Aid-Egypt, 4.45%, 2015                                                                        $  152,000          $    146,802
Fannie Mae, 5.25%, 2007                                                                          397,000               396,983
Fannie Mae, 6.625%, 2009 - 2010                                                                1,428,000             1,507,412
Fannie Mae, 6%, 2011                                                                             165,000               172,045
Federal Home Loan Bank, 3.9%, 2008                                                                40,000                39,582
Small Business Administration, 4.35%, 2023                                                        38,767                37,280
Small Business Administration, 4.77%, 2024                                                       101,886               100,080
Small Business Administration, 4.99%, 2024                                                       132,794               131,732
Small Business Administration, 5.18%, 2024                                                       164,267               164,716
Small Business Administration, 5.52%, 2024                                                       237,033               240,950
Small Business Administration, 4.95%, 2025                                                       102,605               100,683
Small Business Administration, 5.09%, 2025                                                       130,227               129,603
Small Business Administration, 5.39%, 2025                                                       101,146               102,165
                                                                                                                  ------------
                                                                                                                  $  3,270,033
                                                                                                                  ------------
U.S. TREASURY OBLIGATIONS - 6.9%
U.S. Treasury Bonds, 8%, 2021                                                                 $   37,000          $     48,898
U.S. Treasury Bonds, 6.25%, 2023                                                                 211,000               242,238
U.S. Treasury Bonds, 6%, 2026                                                                     15,000                16,954
U.S. Treasury Bonds, 5.375%, 2031                                                              1,707,000             1,819,822
U.S. Treasury Bonds, 4.5%, 2036                                                                  175,000               164,992
U.S. Treasury Notes, 4.375%, 2007                                                                146,000               145,869
U.S. Treasury Notes, 5.625%, 2008                                                              1,855,000             1,870,144
U.S. Treasury Notes, 3.125%, 2008                                                              2,315,000             2,260,651
U.S. Treasury Notes, 4.75%, 2008                                                                  46,000                46,022
U.S. Treasury Notes, 3.125%, 2009                                                              3,000,000             2,914,335
U.S. Treasury Notes, 4%, 2009                                                                     23,000                22,720
U.S. Treasury Notes, 6.5%, 2010                                                                  128,000               134,625
U.S. Treasury Notes, 5.125%, 2011                                                                180,000               183,980
U.S. Treasury Notes, 10.375%, 2012                                                               140,000               144,468
U.S. Treasury Notes, 3.875%, 2013                                                                199,000               192,214
U.S. Treasury Notes, 4.25%, 2013                                                                 250,000               245,303
U.S. Treasury Notes, 4.75%, 2014                                                                 150,000               151,353
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                           804,794               855,816
U.S. Treasury Notes, TIPS, 2%, 2014                                                              715,277               708,291
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                          210,762               213,883
                                                                                                                  ------------
                                                                                                                  $ 12,382,578
                                                                                                                  ------------
UTILITIES - ELECTRIC POWER - 1.1%
Dominion Resources, Inc., 5.15%, 2015                                                         $  141,000          $    137,284
Exelon Generation Co. LLC, 6.95%, 2011                                                           172,000               180,304
FirstEnergy Corp., 6.45%, 2011                                                                   209,000               219,066
MidAmerican Energy Holdings Co., 3.5%, 2008                                                      118,000               115,792
MidAmerican Energy Holdings Co., 5.875%, 2012                                                     61,000                62,801
MidAmerican Funding LLC, 6.927%, 2029                                                            154,000               172,480
Oncor Electric Delivery Co., 7%, 2022                                                            152,000               162,834
Pacific Gas & Electric Co., 4.8%, 2014                                                            45,000                43,635
Pacific Gas & Electric Co., 5.8%, 2037                                                            50,000                48,205
Progress Energy, Inc., 7.1%, 2011                                                                 96,000               102,478
PSEG Power LLC, 6.95%, 2012                                                                       71,000                75,828
PSEG Power LLC, 5.5%, 2015                                                                        90,000                88,776
System Energy Resources, Inc., 5.129%, 2014 (n)                                                   85,401                83,529
TXU Energy Co., 7%, 2013                                                                         132,000               137,180
Waterford 3 Funding Corp., 8.09%, 2017                                                           326,415               337,274
                                                                                                                  ------------
                                                                                                                  $  1,967,466
                                                                                                                  ------------
  TOTAL BONDS                                                                                                     $ 68,193,750
                                                                                                                  ------------
SHORT-TERM OBLIGATIONS - 1.0%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                $1,745,000          $  1,744,739
                                                                                                                  ------------
  TOTAL INVESTMENTS(k)                                                                                            $176,785,910
                                                                                                                  ------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                1,253,881
                                                                                                                  ------------
  NET ASSETS - 100.0%                                                                                             $178,039,791
                                                                                                                  ------------

(a) Non-income producing security.
(i) Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the variable account held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $67,614,153 and 38.25% of market value. An independent pricing service provided an evaluated bid for 37.89% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,603,759, representing 1.5% of net assets.
(w) When-issued security. At March 31, 2007, the variable account had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

                                                    ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                   DATE           COST       MARKET VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                3/01/06       $250,000       $249,999
KKR Private Equity Investments LP, IEU                 5/03/06        165,000        160,050
Spirit Master Funding LLC, 5.05%, 2023                10/04/05        183,004        176,717
------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                         $586,766         0.3%
                                                                                    ========================

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU     International Equity Unit
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.